INTANGIBLES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 6,465.9	R$ 7,386.3
Intangible Assets In Argentina [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	2,246.9	2,765.0
Intangible Assets In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	943.3	1,061.6
Intangible Assets In Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	215.3	230.5
Intangible Assets In Chile [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	78.4	80.7
Intangible Assets In Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible Assets In Paraguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	634.6	602.1
Intangible Assets In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,488.2	1,740.1
Intangible Assets In Panama [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	378.4	425.9
Intangible Assets In Uruaguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 141.2	R$ 140.8